UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada July 24, 2008
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 71
Form 13F Information Table Value Total: 4,848,855
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
06/30/2008


BANK OF MONTREAL       Common 063671101  107860 2537876  SHS Sole None   2537876
BANK OF NOVA SCOTIA    Common 064149107  142742 3058532  SHS Sole None   3058532
BARRICK GOLD CORP      Common 067901108  264835 5681930  SHS Sole None   5681930
BCE INC                Common 05534B760  103910 2922921  SHS Sole None   2922921
BROOKFIELD ASSET MANAG ClassA 112585104  838    25312    SHS Sole None   25312
CAE INC                Common 124765108  69     6000     SHS Sole None   6000
CAMECO CORP            Common 13321L108  526    12000    SHS Sole None   12000
CAN IMPERIAL BK OF COM Common 136069101  140923 2512000  SHS Sole None   2512000
CANADIAN NATIONAL RAIL Common 136375102  148330 3028377  SHS Sole None   3028377
CANADIAN NATURAL RESOU Common 136385101  191734 1901368  SHS Sole None   1901368
CANADIAN PACIFIC RAILW Common 13645T100  406    6000     SHS Sole None   6000
CELESTICA INC          Common 15101Q108  83672  9751970  SHS Sole None   9751970
ENBRIDGE INC           Common 29250N105  705    16000    SHS Sole None   16000
ENCANA CORP            Common 292505104  361542 3872553  SHS Sole None   3872553
GOLDCORP INC           Common 380956409  207911 4422700  SHS Sole None   4422700
IMPERIAL OIL LTD       Common 453038408  268000 4772082  SHS Sole None   4772082
MANULIFE FINANCIAL COR Common 56501R106  97414  2731750  SHS Sole None   2731750
METHANEX CORP          Common 59151K108  59034  2048385  SHS Sole None   2048385
NEXEN INC              Common 65334H102  56607  1392200  SHS Sole None   1392200
PETRO-CANADA           Common 71644E102  324076 5674589  SHS Sole None   5674589
PRECISION DRILLING TRU Common 740215108  165236 6008576  SHS Sole None   6008576
ROYAL BANK OF CANADA   Common 780087102  216888 4732456  SHS Sole None   4732456
SHAW COMMUNICATIONS IN ClassB 82028K200  25298  1215100  SHS Sole None   1215100
SUN LIFE FINANCIAL INC Common 866796105  120910 2882231  SHS Sole None   2882231
TALISMAN ENERGY INC    Common 87425E103  269256 11924550 SHS Sole None   1192455
TECK COMINCO LTD CLASS ClassB 878742204  146464 2978736  SHS Sole None   2978736
TELUS CORPORATION -NON Common 87971M202  98003  2362082  SHS Sole None   2362082
TORONTO-DOMINION BANK  Common 891160509  176497 2747028  SHS Sole None   2747028
TRANSCANADA CORP       Common 89353D107  63603  1610207  SHS Sole None   1610207
SUNCOR ENERGY INC      Common 8677229106 115108 1944400  SHS Sole None   1944400
ACCENTURE LTD- CL A    ClassA G1150G111  16691  409900   SHS Sole None   409900
AMERICAN INTERNATIONAL Common 026874107  44499  1681750  SHS Sole None   1681750
ANADARKO PETROLEUM COR Common 032511107  22014  294150   SHS Sole None   294150
ANHEUSER-BUSCH         Common 035229103  10977  176700   SHS Sole None   176700
APOLLO GROUP INC       Common 037604105  16529  373460   SHS Sole None   373460
APPLE INC              Common 037833100  15781  94250    SHS Sole None   94250
APPLIED MATERIALS INC  Common 038222105  28064  1470100  SHS Sole None   1470100
BERKSHIRE HATHAWAY INC Common 084670207  4      1        SHS Sole None   1
BOEING CO              ClassB 097023105  17629  268250   SHS Sole None   268250
CANON INC. SPONSORED A Common 138006309  34317  670125   SHS Sole None   670125
CHEVRON CORPORATION    Common 166764100  29784  300450   SHS Sole None   300450
CHUBB CORP             Sponso 171232101  294    6000     SHS Sole None   6000
CISCO SYSTEMS          Common 17275R102  8625   370800   SHS Sole None   370800
CSX CORP               Common 126408103  377    6000     SHS Sole None   6000
EBAY INC               Common 278642103  27953  1022800  SHS Sole None   1022800
ESTEE LAUDER COMPANIES Common 518439104  36666  789368   SHS Sole None   789368
EXXON MOBIL CORP       Common 30231G102  38341  435050   SHS Sole None   435050
GENERAL ELECTRIC CO    Common 369604103  32294  1209950  SHS Sole None   1209950
HALLIBURTON CO         Common 406216101  19132  360500   SHS Sole None   360500
HARLEY-DAVIDSON INC    Common 412822108  8663   238900   SHS Sole None   238900
INGERSOLL-RAND CO LTD  Common G4776G101  75     2000     SHS Sole None   2000
INTL BUSINESS MACHINES Common 459200101  10680  90100    SHS Sole None   90100
JOHNSON & JOHNSON      Common 478160104  59634  926850   SHS Sole None   926850
JPMORGAN CHASE & CO    Common 46625H100  18997  553700   SHS Sole None   553700
K-TEL INTERNATIONAL IN ClassA 482724309  0      4        SHS Sole None   4
MCDONALD'S CORP        Common 580135101  112    2000     SHS Sole None   2000
MERCK & CO. INC.       Common 589331107  56222  1491700  SHS Sole None   1491700
MICROSOFT CORPORATION  Common 594918104  48881  1776850  SHS Sole None   1776850
NABORS INDUSTRIES LTD  Common G6359F103  22026  447400   SHS Sole None   447400
NEWMONT MINING CORP    Common 651639106  24025  460600   SHS Sole None   460600
NOKIA CORP - SPON ADR  Common 654902204  1      25       SHS Sole None   25
NORDSTROM INC          Common 655664100  7936   261900   SHS Sole None   261900
OFFICE DEPOT INC       Common 676220106  8671   792600   SHS Sole None   792600
QUALCOMM INC           Common 747525103  30611  689900   SHS Sole None   689900
SCHLUMBERGER LTD       Common 806857108  45668  425092   SHS Sole None   425092
SONY CORP ADR          Sponso 835699307  47086  1076500  SHS Sole None   1076500
THE WALT DISNEY CO.    Common 254687106  140    4500     SHS Sole None   4500
TRANSOCEAN INC         Common G90073100  29893  196162   SHS Sole None   196162
UNITED PARCEL SVC-CL B Common 911312106  27889  453700   SHS Sole None   453700
WELLPOINT HEALTH NETWO Common 94973V107  28435  596612   SHS Sole None   596612
WELLS FARGO & COMPANY  Common 949746101  14844  625000   SHS Sole None   625000